Cover	Apr. 18, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Entity File Number	001-39973
Entity Registrant Name	Cuentas, Inc.
Entity Central Index Key	0001424657
Entity Tax Identification Number	20-3537265
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	235 Lincoln Rd.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	800
Local Phone Number	611-3622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CUEN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock
Trading Symbol	CUENW
Security Exchange Name	NASDAQ